Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 22,424	$ 18,987
Securities mandatorily measured and designated at FVTPL	72,245	62,693
Business and government	150,213	135,546
Residential mortgages	251,526	221,165
Debt securities measured at FVOCI	53,161	53,968
Equity securities designated at FVOCI	836	585
FVO securities purchased under resale agreements	67,572	65,595
Derivative instruments	35,912	32,730
Obligations related to securities sold short	22,790	15,963
Obligations Related To Securities Sold Under Repurchase Agreements	71,880	71,653
Derivative instruments (Note 13)	32,101	30,508
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	296	948
Securities mandatorily measured and designated at FVTPL	72,245	62,693
Business and government	25,983	23,648
Residential mortgages	16	63
Loans mandatorily measured and designated at FVTPL	25,999	23,711
Debt securities measured at FVOCI	53,161	53,968
Equity securities designated at FVOCI	836	585
FVO securities purchased under resale agreements	7,090	7,505
Derivative instruments	35,912	32,730
Total financial assets	195,539	182,140
Deposits and other liabilities	(19,444)	(13,172)
Obligations related to securities sold short	(22,790)	(15,963)
Obligations Related To Securities Sold Under Repurchase Agreements	(3,975)	(17,036)
Derivative instruments (Note 13)	(32,101)	(30,508)
Total financial liabilities	(78,310)	(76,679)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,752	29,008
Debt securities measured at FVOCI	43,431	45,181
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	38,204	27,982
Equity securities designated at FVOCI	836	585
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,999	3,550
Debt securities measured at FVOCI	7,833	6,224
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,290	2,153
Debt securities measured at FVOCI	1,897	2,563
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,986	12,845
Derivative instruments (Note 13)	(8,562)	(9,992)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,707	11,462
Derivative instruments (Note 13)	(11,039)	(10,883)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	53	106
Derivative instruments (Note 13)	(104)	(148)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,540	5,156
Derivative instruments (Note 13)	(8,779)	(6,988)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	132	283
Derivative instruments (Note 13)	(147)	(366)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,494	2,878
Derivative instruments (Note 13)	(3,470)	(2,131)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	40,996	31,836
Debt securities measured at FVOCI	5,309	3,912
Equity securities designated at FVOCI	125	41
Derivative instruments	4,996	3,428
Total financial assets	51,426	39,217
Deposits and other liabilities	0
Obligations related to securities sold short	(11,226)	(5,363)
Derivative instruments (Note 13)	(4,544)	(3,862)
Total financial liabilities	(15,770)	(9,225)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,015	3,917
Debt securities measured at FVOCI	5,309	3,912
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	37,981	27,919
Equity securities designated at FVOCI	125	41
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,650	3,153
Derivative instruments (Note 13)	(3,422)	(3,537)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	343	271
Derivative instruments (Note 13)	(1,122)	(325)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	296	948
Securities mandatorily measured and designated at FVTPL	31,188	30,681
Business and government	24,945	23,022
Residential mortgages	16	63
Loans mandatorily measured and designated at FVTPL	24,961	23,085
Debt securities measured at FVOCI	47,852	50,056
Equity securities designated at FVOCI	319	304
FVO securities purchased under resale agreements	7,090	7,505
Derivative instruments	30,819	28,944
Total financial assets	142,525	141,523
Deposits and other liabilities	(18,702)	(13,176)
Obligations related to securities sold short	(11,564)	(10,600)
Obligations Related To Securities Sold Under Repurchase Agreements	(3,975)	(17,036)
Derivative instruments (Note 13)	(27,290)	(26,348)
Total financial liabilities	(61,531)	(67,160)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	24,737	25,091
Debt securities measured at FVOCI	38,122	41,269
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	219	47
Equity securities designated at FVOCI	319	304
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,997	3,525
Debt securities measured at FVOCI	7,833	6,224
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,235	2,018
Debt securities measured at FVOCI	1,897	2,563
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,948	12,793
Derivative instruments (Note 13)	(8,426)	(9,964)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,707	11,462
Derivative instruments (Note 13)	(11,039)	(10,883)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4	8
Derivative instruments (Note 13)	(50)	(41)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,877	1,791
Derivative instruments (Note 13)	(5,280)	(3,288)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	132	283
Derivative instruments (Note 13)	(147)	(366)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,151	2,607
Derivative instruments (Note 13)	(2,348)	(1,806)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,588	1,400	$ 1,737
Total financial liabilities	(1,009)	(294)	$ (869)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	61	176
Business and government	1,038	626
Loans mandatorily measured and designated at FVTPL	1,038	626
Equity securities designated at FVOCI	392	240
Derivative instruments	97	358
Total financial assets	1,588	1,400
Deposits and other liabilities	(742)	4
Derivative instruments (Note 13)	(267)	(298)
Total financial liabilities	(1,009)	(294)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4	16
Equity securities designated at FVOCI	392	240
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2	25
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	55	135
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	35	48
Derivative instruments (Note 13)	(136)	(28)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	49	98
Derivative instruments (Note 13)	(54)	(107)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13	212
Derivative instruments (Note 13)	$ (77)	$ (163)